Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents
For the purposes of the consolidated statement of cash flows, cash includes cash on hand and in banks and cash equivalents, including short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, with a maturity date of three months or less at their acquisition date. Cash and cash equivalents at the end of the reporting period consist of the following:

	2024	2023
Cash and bank balances	Ps. 3,300	Ps. 6,101
Cash equivalents (see Note 3.5)	29,479	24,959
Total	Ps. 32,779	Ps. 31,060